Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Schedule of trade and other receivables

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Trade receivables – gold sales and copper concentrate	69.9	40.7
Trade receivables – other	6.7	9.1
Deposits	0.1	0.1
Payroll receivables	9.3	5.3
Prepayments	108.2	106.4
Value Added Tax and import duties	62.9	74.3
Diesel rebate	1.0	0.9
Other	5.6	3.3
Trade and other receivables	263.7	240.1